UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3193
                                   --------

                        FRANKLIN TAX-EXEMPT MONEY FUND
                        ------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end:  7/31
                          ----

Date of reporting period: 1/31/04
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                                JANUARY 31, 2004



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SEMIANNUAL REPORT AND SHAREHOLDER LETTER                         TAX-FREE INCOME
--------------------------------------------------------------------------------


                                    Franklin
                              Tax-Exempt Money Fund

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                       FRANKLIN TEMPLETON INVESTMENTS LOGO
                      Franklin o Templeton o Mutual Series

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.


SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.


--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

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BUILDING PHOTO


Not part of the semiannual report

                                    Contents

SHAREHOLDER LETTER .........................  1


SEMIANNUAL REPORT
Franklin Tax-Exempt Money Fund .............  3

Financial Highlights and
Statement of Investments ...................  5

Financial Statements ....................... 11

Notes to Financial Statements .............. 14

Proxy Voting Policies and Procedures ....... 18

--------------------------------------------------------------------------------



Semiannual Report

Franklin Tax-Exempt Money Fund

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin Tax-Exempt Money Fund seeks to provide a high level of current income, exempt from federal income tax, consistent with liquidity and preservation of capital. The Fund pursues a conservative investment policy by limiting its investments to high quality securities as it seeks to maintain a stable $1.00 share price.1

PERFORMANCE SUMMARY
Franklin Tax-Exempt Money Fund
1/31/04

--------------------------------------
  Seven-day effective yield*    0.18%
--------------------------------------
  Seven-day annualized yield    0.18%
--------------------------------------
  Taxable equivalent yield**    0.28%
--------------------------------------

*The seven-day effective yield assumes the compounding of daily dividends. **Taxable equivalent yield assumes the 2004 maximum 35.00% federal income tax rate.
Annualized and effective yields are for the seven-day period ended 1/31/04. The Fund's average weighted maturity was 65 days. Yield reflects Fund expenses and fluctuations in interest rates on portfolio investments.

Past performance does not guarantee future results.


This semiannual report for Franklin Tax-Exempt Money Fund covers the period ended January 31, 2004.


PERFORMANCE OVERVIEW

Reflecting the low interest rate environment for the six months under review, the Fund's seven-day effective yield fell from 0.24% on July 31, 2003, to 0.18% on January 31, 2004.

ECONOMIC AND MARKET OVERVIEW

During the six months ended January 31, 2004, domestic economic recovery appeared to be on track. The annualized gross domestic product growth rate surged 8.2% in the third quarter of 2003 and rose 4.1% in the fourth quarter. The U.S. dollar's continued weakness, particularly against the euro, led to modest trade balance improvements. Business sentiment climbed in January 2004 to its highest level in nearly a decade; and business equipment spending, especially in information technology, rose in the third and fourth quarters of 2003. Consumer sentiment rose in January to its highest level since November 2000. Consumer spending, however, grew only modestly in fourth quarter 2003 compared with strong third-quarter spending, which was fueled by federal tax cuts, mortgage refinancing and auto-buying incentives. Slow wage growth, heavy indebtedness and lower wealth since 2000 despite recent stock market gains constrained consumer spending.

Lack of job growth remained a risk to the economy during the reporting period, and although the unemployment rate fell to 5.6% in January, this occurred mainly because of a labor force decline. At the Federal Reserve Board's (Fed's) January meeting, Fed policymakers indicated they would not raise interest rates until the


1. An investment in the Fund is not insured or guaranteed by the U.S. government or any other entity or institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 6.


                                                          Semiannual Report  | 3
job market improved meaningfully. Thus, they kept the federal funds target rate at 1.00%, and maintained a neutral stance with respect to future economic growth and inflation. However, the Fed said it "can be patient" about raising rates, which was different from previous statements. The change in wording caused mixed reaction among market analysts about when the Fed might begin raising rates.

During the period, equity markets continued a rally that began in March 2003. Data showing robust economic growth and improved revenue reports from corporate America seemed to increase investor confidence in the stock markets. The Standard & Poor's 500 Composite Index (S&P 500) rose 15.22% for the six months under review, while the technology-heavy Nasdaq Composite Index increased 19.43%.2 As economic data improved, some interest rates rose from their lows at the beginning of the period but eased toward period-end. The 10-year Treasury note started the period yielding 4.49% on July 31, 2003, reached a peak of 4.61% on September 2, 2003, then declined to 4.16% on January 31, 2004.

INVESTMENT STRATEGY

We invest predominately in high-quality, short-term municipal tax-free securities. Although the Fund tries to invest all of its assets in tax-free securities, it is possible, although not anticipated, that a portion of its assets may be in securities that pay taxable interest, including interest that may be subject to federal alternative minimum tax. We maintain a dollar-weighted average portfolio maturity of 90 days or less.


MANAGER'S DISCUSSION

During the reporting period, the Fund participated in several transactions, consistent with our strategy. These included Texas State tax and revenue anticipation notes; Honolulu City and County optional puts; Chicago, Illinois, mandatory puts; Collier County, Florida, Health Facilities commercial paper; and New Jersey State Turnpike Authority variable rate demand notes.

Thank you for your participation in Franklin Tax-Exempt Money Fund. We look forward to serving your future investment needs.


THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JANUARY 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

2. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Nasdaq Composite Index measures all domestic and international common stocks listed on The Nasdaq Stock Market. The index is market value-weighted and includes over 3,000 companies.


4 |  Semiannual Report

Franklin Tax-Exempt Money Fund

FINANCIAL HIGHLIGHTS

                                                     SIX MONTHS ENDED
                                                     JANUARY 31, 2004                     YEAR ENDED JULY 31,
                                                        (UNAUDITED)      2003        2002        2001        2000        1999
                                                         --------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..................     $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                                                         --------------------------------------------------------------------
Income from investment operations - net
 investment income ....................................      .001        .005        .011        .029        .030        .025
Less distributions from net investment income .........     (.001)      (.005)      (.011)      (.029)      (.030)      (.025)
                                                         --------------------------------------------------------------------
Net asset value, end of period ........................     $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                                                         ====================================================================
Total return a ........................................       .10%        .53%       1.06%       2.98%       3.02%       2.49%
                                                         --------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .....................  $152,511    $176,834    $163,710    $167,705    $169,338    $190,727
Ratios to average net assets:
 Expenses .............................................       .73%b       .76%        .76%        .76%        .74%        .74%
 Expenses excluding waiver and payments by affiliate ..       .73%b       .76%        .76%        .76%        .74%        .82%
 Net investment income ................................       .17%b       .53%       1.05%       2.94%       3.02%       2.46%


a Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
b Annualized.

                      Semiannual Report | See notes to financial statements. | 5

Franklin Tax-Exempt Money Fund

STATEMENT OF INVESTMENTS, JANUARY 31, 2004 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL AMOUNT           VALUE
-------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS 100.0%
  ARIZONA 6.8%
a Apache County IDA, IDR, Tucson Electric Power Co. Project, Springerville Project,
    Series C, Weekly VRDN and Put, 1.00%, 12/15/18 .........................................    $1,000,000         $  1,000,000
a Arizona Health Facilities Authority Hospital System Revenue, Series B,
    MBIA Insured, Weekly VRDN and Put, .95%, 10/01/26 ......................................     1,800,000            1,800,000
  Maricopa County Community College District GO, Refunding, 4.25%, 7/01/04 .................     1,490,000            1,510,153
a Pinal County IDA, PCR, Magna-Copper Co., Newmont Mining Corp., DATES,
    Daily VRDN and Put, 1.00%, 12/01/09 ....................................................     6,100,000            6,100,000
                                                                                                                   ------------
                                                                                                                     10,410,153
                                                                                                                   ------------
  CALIFORNIA 5.2%
  California Infrastructure and Economic Development Bank Revenue, Series A,
    Mandatory Put 5/13/04, 1.00%, 4/01/33 ..................................................     8,000,000            8,000,000
                                                                                                                   ------------
  COLORADO 3.3%
a Colorado Springs Utilities Revenue, sub. lien, Series A, Weekly VRDN and Put, .92%,
    11/01/29 ...............................................................................     2,000,000            2,000,000
a Denver City & County COP, Wellington E Web-C3, Refunding, AMBAC Insured,
    Weekly VRDN and Put, .95%, 12/01/29 ....................................................     3,000,000            3,000,000
                                                                                                                   ------------
                                                                                                                      5,000,000
                                                                                                                   ------------
  CONNECTICUT 1.7%
  Connecticut State GO, Series A, 4.00%, 4/15/04 ...........................................     2,500,000            2,514,984
                                                                                                                   ------------
  FLORIDA 7.6%
  Florida Local Government Commission, TECP, Series A, .95%, 2/02/04 .......................     4,627,000            4,627,000
a Orange County School Board COP, Series B,
     AMBAC Insured, Daily VRDN and Put, 1.00%, 8/01/25 .....................................     1,300,000            1,300,000
     MBIA Insured, Daily VRDN and Put, 1.00%, 8/01/27 ......................................       700,000              700,000
a Pinellas County Health Facilities Authority Revenue, Pooled Hospital Loan Program,
   Refunding, AMBAC Insured, Daily VRDN and Put, 1.00%, 12/01/15 ...........................     5,000,000            5,000,000
                                                                                                                   ------------
                                                                                                                     11,627,000
                                                                                                                   ------------
  GEORGIA 4.2%
a De Kalb County Hospital Authority RAN, De Kalb Medical Center Project,
    Weekly VRDN and Put, .95%, 9/01/09 .....................................................     1,100,000            1,100,000
a Fulco Hospital Authority Revenue, Anticipation Certificates, Shepherd Center Inc.
    Project, Weekly VRDN and Put, .95%, 9/01/17 ............................................     1,000,000            1,000,000
a Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series B,
    Weekly VRDN and Put, .90%, 7/01/25 .....................................................     1,100,000            1,100,000
a Roswell Housing Authority MFR, Azalea Park Apartments, Refunding, FNMA Insured,
    Weekly VRDN and Put, .96%, 6/15/25 .....................................................     3,200,000            3,200,000
                                                                                                                   ------------
                                                                                                                      6,400,000
                                                                                                                   ------------



6 | Semiannual Report

Franklin Tax-Exempt Money Fund

-------------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL AMOUNT           VALUE
-------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS (CONT.)
  HAWAII 3.3%
  Honolulu City and County GO, Series C, FGIC Insured, Optional Put 12/2/04, 1.18%,
    12/01/06 ...............................................................................    $5,000,000         $  5,000,000
                                                                                                                   ------------
  ILLINOIS 9.2%
  Chicago GO, Temporary Notes, 1.05%, 1/07/05 ..............................................     7,000,000            7,000,000
a Illinois State Toll Highway Authority Toll Highway Priority Revenue, Refunding,
    Series B, MBIA Insured, Weekly VRDN and Daily Put, .91%, 1/01/10 .......................     7,000,000            7,000,000
                                                                                                                   ------------
                                                                                                                     14,000,000
                                                                                                                   ------------
  INDIANA 4.0%
  Indiana Bond Bank Revenue, Advance Program Notes, Series A, 2.00%, 1/25/05 ...............     2,000,000            2,017,503
a Indiana State Educational Facilities Authority Revenue, Indiana Wesleyan
    University Project, Weekly VRDN and Put, .95%, 12/01/08 ................................     1,600,000            1,600,000
a Indianapolis Local Public Improvement Bond Bank Revenue, Refunding,
    Series F-2, MBIA Insured, Weekly VRDN and Put, .91%, 2/01/20 ...........................     2,500,000            2,500,000
                                                                                                                   ------------
                                                                                                                      6,117,503
                                                                                                                   ------------
  KENTUCKY 3.1%
a Kentucky Development Finance Authority Revenue, Pooled Loan Program,
    Series A, FGIC Insured, Weekly VRDN and Put, .95%, 12/01/15 ............................     4,700,000            4,700,000
                                                                                                                   ------------
  LOUISIANA 4.8%
a East Baton Rouge Parish PCR, Exxon Project, Refunding, Daily VRDN
    and Put, .93%, 11/01/19 ................................................................       500,000              500,000
a Louisiana State Offshore Terminal Authority Deepwater Port Revenue,
    Loop Inc. Project, First Stage, ACES, Refunding, Daily VRDN and Put,
    1.03%, 9/01/17 .........................................................................     6,860,000            6,860,000
                                                                                                                   ------------
                                                                                                                      7,360,000
                                                                                                                   ------------
  MASSACHUSETTS 4.9%
a Massachusetts Bay Transportation Authority GO, General Transportation System,
    Weekly VRDN and Put, .93%, 3/01/30 .....................................................     3,900,000            3,900,000
a Massachusetts State Health and Educational Facilities Authority Revenue,
    Capital Assets Program, Series D, MBIA Insured, Daily VRDN and Put,
    .94%, 1/01/35 ..........................................................................     1,140,000            1,140,000
a Massachusetts State HFAR, Series F, FSA Insured, Weekly VRDN and Put,
    .93%, 12/01/37 .........................................................................     2,500,000            2,500,000
                                                                                                                   ------------
                                                                                                                      7,540,000
                                                                                                                   ------------
  MICHIGAN 3.5%
a Detroit Sewage Disposal Revenue, senior lien, Series B, Daily VRDN
    and Put, 1.00%, 7/01/33 ................................................................       600,000              600,000
a Detroit Sewer Disposal Revenue, Series C-2, Refunding, Weekly VRDN
    and Put, .95%, 7/01/29 .................................................................     3,100,000            3,100,000
  Greater Detroit Resources Recovery Authority Revenue, Refunding,
    Series A, AMBAC Insured, 5.50%, 12/13/04 ...............................................     1,000,000            1,037,604
a Michigan State University Revenues, Series A, Daily VRDN and Put,
    1.00%, 8/15/32 .........................................................................       600,000              600,000
                                                                                                                   ------------
                                                                                                                      5,337,604
                                                                                                                   ------------


                                                           Semiannual Report | 7

Franklin Tax-Exempt Money Fund

-------------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL AMOUNT           VALUE
-------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS (CONT.)
  MINNESOTA 2.0%
a Minneapolis Revenue, Adjusted Guthrie Theater Project, Series A,
    Weekly VRDN and Put, .97%, 10/01/23 ....................................................    $3,000,000         $  3,000,000
                                                                                                                   ------------
  NEVADA 2.6%
a Clark County Airport Improvement Revenue, sub. lien,
     Series A-1, Weekly VRDN and Put, .91%, 7/01/25 ........................................     1,000,000            1,000,000
     Series B-1, Weekly VRDN and Put, .96%, 7/01/29 ........................................     3,000,000            3,000,000
                                                                                                                   ------------
                                                                                                                      4,000,000
                                                                                                                   ------------
  NEW JERSEY .7%
a New Jersey State Turnpike Authority Turnpike Revenue, Series D, FGIC Insured,
    Weekly VRDN and Put, .91%, 1/01/18 .....................................................     1,100,000            1,100,000
                                                                                                                   ------------
  NEW MEXICO 7.6%
a Albuquerque Gross Receipts Lodgers Tax Revenue, Weekly VRDN and Put,
    .95%, 7/01/23 ..........................................................................       300,000              300,000
a Farmington PCR, Arizona Public Service Co.,
     Refunding, Series B, Daily VRDN and Put, 1.03%, 9/01/24 ...............................     2,400,000            2,400,000
     Series A, Daily VRDN and Put, 1.03%, 5/01/24 ..........................................     3,200,000            3,200,000
  New Mexico State TRAN, Series A, 2.00%, 6/30/04 ..........................................     5,000,000            5,019,488
a University of New Mexico Revenues, Refunding, AMBAC Insured, Weekly VRDN
    and Put, .91%, 6/01/06 .................................................................       700,000              700,000
                                                                                                                   ------------
                                                                                                                     11,619,488
                                                                                                                   ------------
  NEW YORK 5.6%
a New York City GO,
     Refunding, Series H, FSA Insured, Daily VRDN and Put, 1.00%, 8/01/19 ..................       500,000              500,000
     Refunding, Series H, Sub Series H-3, FSA Insured, Daily VRDN and Put,
       1.00%, 8/01/14 ......................................................................     1,500,000            1,500,000
     Series B, Sub Series B-7, AMBAC Insured, Daily VRDN and Put, .96%,
       8/15/18 .............................................................................       200,000              200,000
     Sub Series A-7, Daily VRDN and Put, 1.00%, 8/01/21 ....................................       200,000              200,000
     Sub Series B-2, Daily VRDN and Put, .95%, 8/15/20 .....................................     1,060,000            1,060,000
  New York State Power Authority Revenue and General Purpose GO, Consented,
    Optional Put 3/01/04, .90%, 3/01/20 ....................................................     5,000,000            5,000,000
                                                                                                                   ------------
                                                                                                                      8,460,000
                                                                                                                   ------------
  NORTH CAROLINA 1.9%
a North Carolina Medical Care Commission Hospital Revenue,
     Lexington Memorial Hospital Project, Refunding, Daily VRDN and Put,
       .95%, 4/01/10 .......................................................................     1,000,000            1,000,000
     Pooled Financing Project, ACES, Series B, Daily VRDN and Put,
       .98%, 10/01/13 ......................................................................     1,200,000            1,200,000
a North Carolina State GO, Series G, Weekly VRDN and Put, .88%, 5/01/21 ....................       700,000              700,000
                                                                                                                   ------------
                                                                                                                      2,900,000
                                                                                                                   ------------
  PENNSYLVANIA 1.7%
a Lehigh County General Purpose Authority Revenue, St. Lukes Hospital Project,
    Daily VRDN and Put, .95%, 7/01/31 ......................................................     2,600,000            2,600,000
                                                                                                                   ------------


8 |  Semiannual Report

Franklin Tax-Exempt Money Fund

-------------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL AMOUNT           VALUE
-------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS (CONT.)
  TENNESSEE 2.3%
a Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund,
    Daily VRDN and Put, 1.00%, 1/01/33 .....................................................    $1,200,000         $  1,200,000
a Montgomery County PBA, Pooled Financing Revenue, Tennessee County Loan Pool,
    Weekly VRDN and Daily Put, .95%, 11/01/27 ..............................................     2,295,000            2,295,000
                                                                                                                   ------------
                                                                                                                      3,495,000
                                                                                                                   ------------
  TEXAS 12.5%
a Bexar County HFA, MFR, Altamonte Apartments Project, Refunding, FNMA Insured,
    Weekly VRDN and Put, .95%, 9/15/26 .....................................................     3,900,000            3,900,000
  Dallas ISD, GO, Refunding, 1.75%, 2/15/04 ................................................     2,055,000            2,055,731
  Northside ISD, GO, School Building, Mandatory Put 6/15/04, 1.02%, 6/15/33 ................     5,000,000            5,000,000
  Texas State TRAN, 2.00%, 8/31/04 .........................................................     8,000,000            8,040,365
                                                                                                                   ------------
                                                                                                                     18,996,096
                                                                                                                   ------------
  WISCONSIN 1.5%
a Wisconsin Housing and EDA, Home Ownership Revenue, Series I, FSA Insured,
    Weekly VRDN and Put, 1.00%, 3/01/25 ....................................................     1,250,000            1,250,000
  Wisconsin State GO, Refunding, Series 2, 5.00%, 5/01/04 ..................................     1,000,000            1,009,917
                                                                                                                   ------------
 ...........................................................................................                          2,259,917
                                                                                                                   ------------
  TOTAL INVESTMENTS (COST $152,437,745) 100.0% .............................................                        152,437,745
  OTHER ASSETS, LESS LIABILITIES ...........................................................                             73,592
                                                                                                                   ------------

  NET ASSETS 100.0% ........................................................................                       $152,511,337
                                                                                                                   ============


See glossary of terms on page 10.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


                     Semiannual Report | See notes to financial statements.  | 9

Franklin Tax-Exempt Money Fund

GLOSSARY OF TERMS

ACES  - Adjustable Convertible Exempt Securities
AMBAC - American Municipal Bond Assurance Corp.
COP   - Certificate of Participation
DATES - Demand Adjustable Tax-Exempt Securities
EDA   - Economic Development Authority
FGIC  - Financial Guaranty Insurance Co.
FNMA  - Federal National Mortgage Association
FSA   - Financial Security Assistance
GO    - General Obligation
HFA   - Housing Finance Authority/Agency
HFAR  - Housing Finance Authority/Agency Revenue
IDA   - Industrial Development Authority/Agency
IDR   - Industrial Development Revenue
ISD   - Independent School District
MBIA  - Municipal Bond Investors Assurance Corp.
MFR  -  Multi-Family Revenue
PBA  -  Public Building Authority
PCR  -  Pollution Control Revenue
RAN  -  Revenue Anticipation Notes
TECP -  Tax-Exempt Commercial Paper
TRAN -  Tax and Revenue Anticipation Notes


10 |  Semiannual Report

Franklin Tax-Exempt Money Fund

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
January 31, 2004 (unaudited)


Assets:
 Investments in securities, at value and cost ...................   $152,437,745
 Receivables from interest ......................................        330,530
                                                                    ------------
      Total assets ..............................................    152,768,275
                                                                    ------------
Liabilities:
 Payables:
  Capital shares redeemed .......................................         45,039
  Affiliates ....................................................         84,404
  Shareholders ..................................................        102,084
 Other liabilities ..............................................         25,411
                                                                    ------------
      Total liabilities .........................................        256,938
                                                                    ------------
Net assets, at value ............................................   $152,511,337
                                                                    ============
Shares outstanding ..............................................    152,511,337
                                                                    ============
Net asset value per share a .....................................          $1.00
                                                                    ============


a Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


                    Semiannual Report | See notes to financial statements.  | 11

Franklin Tax-Exempt Money Fund

STATEMENT OF OPERATIONS
for the six months ended January 31, 2004 (unaudited)


Investment income:
 Interest ..........................................................   $782,356
                                                                       --------
Expenses:
 Management fees (Note 3) ..........................................    485,226
 Transfer agent fees (Note 3) ......................................     87,536
 Custodian fees ....................................................        843
 Reports to shareholders ...........................................     10,771
 Registration and filing fees ......................................     28,276
 Professional fees .................................................      2,396
 Directors' fees and expenses ......................................      4,111
 Other .............................................................      2,991
                                                                       --------
      Total expenses ...............................................    622,150
                                                                       --------
       Net investment income .......................................    160,206
                                                                       --------
Net realized gain (loss) from investments ..........................    (15,236)
                                                                       --------
Net increase (decrease) in net assets resulting from operations ....   $144,970
                                                                       ========


12 |  See notes to financial statements. | Semiannual Report

Franklin Tax-Exempt Money Fund

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended January 31, 2004 (unaudited) and the year ended July 31, 2003

                                                                                          -------------------------------------
                                                                                             SIX MONTHS               YEAR
                                                                                                ENDED                 ENDED
                                                                                          JANUARY 31, 2004        JULY 31, 2003
                                                                                          -------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...................................................................   $    160,206         $    899,878
  Net realized gain (loss) from investments ...............................................        (15,236)              (2,830)
                                                                                              ---------------------------------
      Net increase (decrease) in net assets resulting from operations .....................        144,970              897,048
 Distributions to shareholders from net investment income .................................       (144,970)a           (897,048)b
 Capital share transactions (Note 2) ......................................................    (24,323,020)          13,124,529
                                                                                              ---------------------------------
      Net increase (decrease) in net assets ...............................................    (24,323,020)          13,124,529
Net assets (there is no undistributed net investment income at beginning or end of period):
 Beginning of period ......................................................................    176,834,357          163,709,828
                                                                                              ---------------------------------
 End of period ............................................................................   $152,511,337         $176,834,357
                                                                                              =================================


a Distributions were decreased by a net realized loss from investments of
  $15,236.
b Distributions were decreased by a net realized loss from investments of $2,830.


                    Semiannual Report | See notes to financial statements.  | 13

Franklin Tax-Exempt Money Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Tax-Exempt Money Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks high current income exempt from federal income taxes, consistent with capital preservation and liquidity.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates value.

B. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its income.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Premiums on securities are amortized over the lives of the respective securities. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


14 |  Semiannual Report

Franklin Tax-Exempt Money Fund

2. CAPITAL STOCK

At January 31, 2004, there were five billion shares authorized (no par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                              ----------------------------------
                                               SIX MONTHS ENDED     YEAR ENDED
                                               JANUARY 31, 2004   JULY 31, 2003
                                              ----------------------------------
Share sold ...................................   $  86,547,129    $ 198,328,356
Shares issued in reinvestment
    of distributions .........................         163,265          893,203
Shares redeemed ..............................    (111,033,414)    (186,097,030)
                                                 ------------------------------
Net increase (decrease) ......................   $ (24,323,020)   $  13,124,529
                                                 ==============================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of the following entities:

--------------------------------------------------------------------------------------------
  ENTITY                                                              AFFILIATION
--------------------------------------------------------------------------------------------
  Franklin Advisers Inc. (Advisers)                                   Investment manager
  Franklin Templeton Services LLC (FT Services)                       Administrative manager
  Franklin/Templeton Distributors Inc. (Distributors)                 Principal underwriter
  Franklin/Templeton Investor Services LLC (Investor Services)        Transfer agent

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE   NET ASSETS
--------------------------------------------------------------------------------
        .625%           First $100 million
        .500%           Over $100 million, up to and including $250 million
        .450%           Over $250 million

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

Distributors received contingent deferred sales charges for the period of $8,944.

The Fund paid transfer agent fees of $87,536, of which $65,013 was paid to Investor Services.


                                                         Semiannual Report  | 15

Franklin Tax-Exempt Money Fund

4. INCOME TAXES

At July 31, 2003, the Fund had tax basis capital losses of $37,327 which may be carried over to offset future capital gains. Such losses expire as follows:

Capital losses expire in:
 2004 ........................................................   $    492
 2005 ........................................................      1,844
 2008 ........................................................      8,419
 2009 ........................................................     26,572
                                                                 --------
                                                                 $ 37,327
                                                                 ========

On July 31, 2003, the Fund has deferred capital losses occurring subsequent to October 31, 2002 of $2,830. For tax purposes such losses will be reflected in the year ending July 31, 2004.

At January 31, 2004, the cost of investments for book and income tax purposes were the same.

5. REGULATORY MATTERS

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company"), alleging violations of the Massachusetts Uniform Securities Act. The complaint arises from activity that occurred in 2001 during which time an officer of a Company subsidiary was negotiating an agreement with an investor relating to investments in a mutual fund and a hedge fund.

The Fund, in addition to other entities within Franklin Templeton Investments, including the Company and other funds, has been named in shareholder class actions related to the matter described above. The Fund's management believes that the claims made in the lawsuit are without merit and it intends to defend vigorously against the allegations. It is anticipated that the Fund may be named in additional similar civil actions related to the matter described above.


16 |  Semiannual Report

Franklin Tax-Exempt Money Fund

5. REGULATORY MATTERS (CONTINUED)

In addition, as part of ongoing investigations by the U.S. Securities and Exchange Commission (the "SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services, and the Commissioner of Securities and the Attorney General of the State of West Virginia, relating to certain practices in the mutual fund industry, including late trading, market timing and sales compensation arrangements, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The Staff of the SEC has informed the Company that it intends to recommend that the Commission authorize an action against the Fund's investment adviser relating to the frequent trading issues that are the subject of the SEC's investigation. These issues were previously disclosed as being under investigation by government authorities and the subject of an internal inquiry by the Company in its Annual Report on Form 10-K and on its public website. The Company currently is in discussions with the SEC Staff in an effort to resolve the issues raised in their investigation. Such discussions are preliminary and the Fund's management has been advised that the Company cannot predict the likelihood of whether those discussions will result in a settlement and, if so, the terms of such settlement. The impact, if any, of these matters on the Fund is uncertain at this time. If the Company finds that it bears responsibility for any unlawful or improper conduct, it has committed to making the Fund or its shareholders whole, as appropriate.


                                                         Semiannual Report  | 17

Franklin Tax-Exempt Money Fund

PROXY VOTING POLICIES AND PROCEDURES


The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.


18 |  Semiannual Report

                       This page intentionally left blank.

                       This page intentionally left blank.

Literature Request


For a brochure and prospectus, which contains more complete information, including charges, expenses and risks, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth
Fund Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Federal Money Fund 5, 6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 3
Franklin Income Fund Franklin Money Fund 5, 6
Franklin Short-Intermediate U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund

TAX-FREE INCOME 7

NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 8
Tax-Exempt Money Fund 5, 6

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC 7
Alabama
Arizona
California 9
Colorado
Connecticut
Florida 9
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 8
Michigan 8
Minnesota 8
Missouri
New Jersey
New York 9
North Carolina
Ohio 8
Oregon
Pennsylvania
Tennessee
Virginia


INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust 10

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2. The fund is only open to existing shareholders as well as select retirement plans.
3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
4. Upon reaching approximately $350 million in assets, the fund intends to close to all investors.
5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
7. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.
8.  Portfolio of insured municipal securities.
9. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).
10. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

02/04                                          Not part of the semiannual report

[GRAPHIC OMITTED]
FRANKLIN TEMPLETON INVESTMENTS LOGO

One Franklin Parkway
San Mateo, CA 94403-1906


WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.


SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Tax-Exempt
Money Fund



INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Tax-Exempt Money Fund prospectus, which contains more complete information, including charges, expenses and risks.

To ensure the highest quality of service, telephone calls to and from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


114 S2004 03/04

ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W.T. LaHaye, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.

ITEM 10. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS.

(A) Code of Ethics for Principal Executive and Senior Financial Officers.

(B)(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Diomedes Loo-Tam, Chief Financial Officer

(B)(2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Diomedes Loo-Tam, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-EXEMPT MONEY FUND

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    March 31, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    March 31, 2004


By /s/Diomedes Loo-Tam
Chief Financial Officer
Date    March 31, 2004